Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Equity Trust
Entity Central Index Key	0001176343
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Mid Cap Portfolio
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Mid Cap Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$84	0.82%
[1],[2]
Expenses Paid, Amount	$ 84	[1]
Expense Ratio, Percent	0.82%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of ClearBridge Variable Mid Cap Portfolio Fund returned 4.35%. The Fund compares its performance to the Russell  Midcap Index, which returned 10.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the IT sector, offers a platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. The company delivered strong first and second quarter earnings with sustained growth from the company’s core gaming business and increased optimism around catalyst-driven growth in its emerging e-commerce business.

↑
APi Group, in the industrials sector, provides safety, specialty, and industrial services. The company executed well on organic growth initiatives and has demonstrated a strong ability to compound earnings through disciplined M&A.

↑
Casey’s General Stores, in the consumer staples sector, operates convenience stores and gas stations. The stock contributed to returns, benefiting from its aggressive reinvestment in its stores over the past decade in which it has built its private label brand and broadened its product offerings. This has not only helped improve same-store sales but has also encouraged repeat traffic, allowing the company to buck broader industry trends toward contraction in gas volumes and margins.

Top detractors from performance:
↓
WillScot, in the industrials sector, is a leader in turnkey modular space and portable storage solutions. The prospect of tariffs increasing the cost of manufacturing inputs and weakening economic growth projections resulted in a further push out in the recovery of short-cycle industrials which weighed on their shares.

↓
Marvell Technology, in the IT sector, is a networking and storage semiconductor company with a strong presence in data centers. The stock weighed on performance as elevated expectations around AI infrastructure spending were reset following the emergence of lower-cost AI models in the first quarter and increased scrutiny of competitive positioning in certain custom silicon programs and the timing of incremental design wins, leading the stock to give back prior gains.

↓
Alexandria Real Estate Equities, in the real estate sector, is a REIT focused on office and laboratory space serving life science and biotechnology tenants. The stock was a meaningful detractor as conditions across the life science real estate market has weakened materially following a period of elevated pandemic-era investment in biopharma research. The sector has experienced a sharp slowdown in funding activity, capital spending and new lab demand, resulting in excess capacity and pressure on leasing activity and rental growth expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	4.35	4.50	7.50
Russell 3000 Index	17.15	13.15	14.29
Russell Midcap Index	10.60	8.67	11.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 260,402,339
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 1,960,466
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$260,402,339
Total Number of Portfolio Holdings	66
Total Management Fee Paid	$1,960,466
Portfolio Turnover Rate	36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Mid Cap Portfolio
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Mid Cap Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II1	$109	1.07%
[4],[5]
Expenses Paid, Amount	$ 109	[4]
Expense Ratio, Percent	1.07%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class II shares of ClearBridge Variable Mid Cap Portfolio Fund returned 4.08%. The Fund compares its performance to the Russell  Midcap Index, which returned 10.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
AppLovin, in the IT sector, offers a platform for advertisers to enhance the marketing and monetization of their content, particularly in mobile apps. The company delivered strong first and second quarter earnings with sustained growth from the company’s core gaming business and increased optimism around catalyst-driven growth in its emerging e-commerce business.

↑
APi Group, in the industrials sector, provides safety, specialty, and industrial services. The company executed well on organic growth initiatives and has demonstrated a strong ability to compound earnings through disciplined M&A.

↑
Casey’s General Stores, in the consumer staples sector, operates convenience stores and gas stations. The stock contributed to returns, benefiting from its aggressive reinvestment in its stores over the past decade in which it has built its private label brand and broadened its product offerings. This has not only helped improve same-store sales but has also encouraged repeat traffic, allowing the company to buck broader industry trends toward contraction in gas volumes and margins.

Top detractors from performance:
↓
WillScot, in the industrials sector, is a leader in turnkey modular space and portable storage solutions. The prospect of tariffs increasing the cost of manufacturing inputs and weakening economic growth projections resulted in a further push out in the recovery of short-cycle industrials which weighed on their shares.

↓
Marvell Technology, in the IT sector, is a networking and storage semiconductor company with a strong presence in data centers. The stock weighed on performance as elevated expectations around AI infrastructure spending were reset following the emergence of lower-cost AI models in the first quarter and increased scrutiny of competitive positioning in certain custom silicon programs and the timing of incremental design wins, leading the stock to give back prior gains.

↓
Alexandria Real Estate Equities, in the real estate sector, is a REIT focused on office and laboratory space serving life science and biotechnology tenants. The stock was a meaningful detractor as conditions across the life science real estate market has weakened materially following a period of elevated pandemic-era investment in biopharma research. The sector has experienced a sharp slowdown in funding activity, capital spending and new lab demand, resulting in excess capacity and pressure on leasing activity and rental growth expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class II	4.08	4.23	7.24
Russell 3000 Index	17.15	13.15	14.29
Russell Midcap Index	10.60	8.67	11.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 260,402,339
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 1,960,466
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$260,402,339
Total Number of Portfolio Holdings	66
Total Management Fee Paid	$1,960,466
Portfolio Turnover Rate	36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.